Schedule of Share-based Compensation Arrangements by Share-based Compensation Cost (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 1		1,007
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 2		423
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 3		872
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 4	140
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 5		6,864
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 6		7,316
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 7		8,231
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 8	1,321
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 9		907
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 10		815
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 11		720
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 12	116
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 13		15,720
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 14		12,639
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 15		13,021
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 16	2,090
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 17		24,498
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 18		21,193
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 19		22,844
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 20	3,667
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 21		189
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 22		319
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 23		415
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 24	67
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 25		0
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 26		277
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 27		402
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 28	65
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 29		24,687
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 30		21,789
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 31		23,661
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 32	$ 3,799